Derivative instruments and hedging activities (Tables)	3 Months Ended
Mar. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments

The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
	Balance sheet location	March 31, 2020	December 31, 2019	March 31, 2020	December 31, 2019
			U. S. $ in thousands
Assets derivatives - Foreign exchange contracts, not designated as hedging instruments	Other current assets	$579	$63	$72,871	$11,001
Assets derivatives-Foreign exchange contracts, designated as cash flow hedge	Other current assets	1,558	315	54,701	25,045
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(351)	(388)	33,360	92,929
Liability derivatives - Foreign exchange contracts, designated as hedging instruments	Accrued expenses and other current liabilities	(747)	(326)	32,870	45,262
		$1,039	$(336)	$193,802	$174,237